Property, plant and equipment (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant, and equipment
Beginning Balance	$ 90,076,526	$ 66,508,338
Increase by business combination			$ 31,137
Ending Balance	100,997,498	90,076,526	66,508,338
Cost
Property, plant, and equipment
Beginning Balance	140,900,774	110,962,459
Additions/capitalizations	8,767,716	6,117,588
Increase by business combination		17,640,458
Abandonment cost update	(621,177)	(291,313)
Capitalized financial interests	185,968	131,164
Exchange differences capitalized	1,085	3,346
Disposals	(1,250,962)	(471,211)
Decrease related to business combination	(153,557)
Effect of adopting new standards	18,013
Foreign currency translation	12,458,899	7,339,463
Transfers/reclassifications	29,404	(531,180)
Ending Balance	160,336,163	140,900,774	110,962,459
Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(50,824,248)	(44,454,121)
Disposals	1,168,300	392,742
Foreign currency translation	(4,410,636)	(2,302,185)
Depreciation expense	(5,709,956)	(4,642,246)
Recovery (loss) impairment	399,218	(281,132)
Transfers/reclassifications	38,657	462,694
Ending Balance	(59,338,665)	(50,824,248)	(44,454,121)
Plant and equipment
Property, plant, and equipment
Beginning Balance	32,754,006	29,831,912
Ending Balance	35,293,773	32,754,006	29,831,912
Plant and equipment | Cost
Property, plant, and equipment
Beginning Balance	57,452,843	51,088,781
Additions/capitalizations	2,433,113	1,958,132
Increase by business combination		184,303
Abandonment cost update	(241,090)	(182,172)
Capitalized financial interests	62,677	53,740
Exchange differences capitalized	366	1,371
Disposals	(669,531)	(312,646)
Decrease related to business combination	0
Effect of adopting new standards	0
Foreign currency translation	7,200,073	4,946,012
Transfers/reclassifications	(3,430,789)	(284,678)
Ending Balance	62,807,662	57,452,843	51,088,781
Plant and equipment | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(24,698,837)	(21,256,869)
Disposals	637,049	276,225
Foreign currency translation	(2,737,467)	(1,726,218)
Depreciation expense	(2,807,716)	(2,420,045)
Recovery (loss) impairment	504,960	24,888
Transfers/reclassifications	1,588,122	403,182
Ending Balance	(27,513,889)	(24,698,837)	(21,256,869)
Pipelines, networks and lines
Property, plant, and equipment
Beginning Balance	35,737,581	19,583,670
Ending Balance	37,417,260	35,737,581	19,583,670
Pipelines, networks and lines | Cost
Property, plant, and equipment
Beginning Balance	55,402,633	37,141,694
Additions/capitalizations	1,331,585	1,657,967
Increase by business combination		14,860,422
Abandonment cost update	(333,705)	(104,101)
Capitalized financial interests	23,155	29,435
Exchange differences capitalized	135	751
Disposals	(471,119)	(81,967)
Decrease related to business combination	(176,451)
Effect of adopting new standards	0
Foreign currency translation	3,665,015	1,646,079
Transfers/reclassifications	846,520	252,353
Ending Balance	60,287,768	55,402,633	37,141,694
Pipelines, networks and lines | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(19,665,052)	(17,558,024)
Disposals	448,340	66,555
Foreign currency translation	(1,340,435)	(434,365)
Depreciation expense	(2,319,775)	(1,723,300)
Recovery (loss) impairment	(70,439)	(22,346)
Transfers/reclassifications	76,853	6,428
Ending Balance	(22,870,508)	(19,665,052)	(17,558,024)
Work in progress
Property, plant, and equipment
Beginning Balance	9,286,514	6,490,772
Ending Balance	12,044,281	9,286,514	6,490,772
Work in progress | Cost
Property, plant, and equipment
Beginning Balance	10,566,114	7,514,228
Additions/capitalizations	4,496,490	1,854,907
Increase by business combination		1,521,181
Abandonment cost update	0	(1,673)
Capitalized financial interests	89,809	29,209
Exchange differences capitalized	524	745
Disposals	(18,057)	(9,344)
Decrease related to business combination	0
Effect of adopting new standards	18,013
Foreign currency translation	336,968	164,778
Transfers/reclassifications	(2,027,540)	(507,917)
Ending Balance	13,462,321	10,566,114	7,514,228
Work in progress | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(1,279,600)	(1,023,456)
Disposals	755	421
Foreign currency translation	(2,307)	(1,550)
Depreciation expense	0	0
Recovery (loss) impairment	(153,449)	(312,009)
Transfers/reclassifications	16,561	56,994
Ending Balance	(1,418,040)	(1,279,600)	(1,023,456)
Buildings
Property, plant, and equipment
Beginning Balance	5,600,974	4,783,745
Ending Balance	9,123,911	5,600,974	4,783,745
Buildings | Cost
Property, plant, and equipment
Beginning Balance	9,660,227	8,412,469
Additions/capitalizations	401,079	434,438
Increase by business combination		557,224
Abandonment cost update	(42,730)	(3,494)
Capitalized financial interests	7,778	12,491
Exchange differences capitalized	45	319
Disposals	(41,606)	(25,530)
Decrease related to business combination	37,542
Effect of adopting new standards	0
Foreign currency translation	635,557	204,496
Transfers/reclassifications	4,696,173	67,814
Ending Balance	15,354,065	9,660,227	8,412,469
Buildings | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(4,059,253)	(3,628,724)
Disposals	37,953	18,152
Foreign currency translation	(195,728)	(73,136)
Depreciation expense	(423,067)	(381,978)
Recovery (loss) impairment	84,478	12,790
Transfers/reclassifications	(1,674,537)	(6,357)
Ending Balance	(6,230,154)	(4,059,253)	(3,628,724)
Lands
Property, plant, and equipment
Beginning Balance	4,732,686	4,034,278
Ending Balance	5,145,555	4,732,686	4,034,278
Lands | Cost
Property, plant, and equipment
Beginning Balance	4,800,297	4,112,826
Additions/capitalizations	15,956	4,965
Increase by business combination		395,828
Abandonment cost update	0	0
Capitalized financial interests	518	160
Exchange differences capitalized	3	4
Disposals	(480)	(4,164)
Decrease related to business combination	(14,648)
Effect of adopting new standards	0
Foreign currency translation	393,059	257,988
Transfers/reclassifications	4,364	32,690
Ending Balance	5,199,069	4,800,297	4,112,826
Lands | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(67,611)	(78,548)
Disposals	41	34
Foreign currency translation	(8,192)	(5,500)
Depreciation expense	0	0
Recovery (loss) impairment	22,248	16,403
Transfers/reclassifications	0	0
Ending Balance	(53,514)	(67,611)	(78,548)
Other
Property, plant, and equipment
Beginning Balance	1,964,765	1,783,961
Ending Balance	1,972,718	1,964,765	1,783,961
Other | Cost
Property, plant, and equipment
Beginning Balance	3,018,660	2,692,461
Additions/capitalizations	89,493	207,179
Increase by business combination		121,500
Abandonment cost update	(3,652)	127
Capitalized financial interests	2,031	6,129
Exchange differences capitalized	12	156
Disposals	(50,169)	(37,560)
Decrease related to business combination	0
Effect of adopting new standards	0
Foreign currency translation	228,227	120,110
Transfers/reclassifications	(59,324)	(91,442)
Ending Balance	3,225,278	3,018,660	2,692,461
Other | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(1,053,895)	(908,500)
Disposals	44,162	31,355
Foreign currency translation	(126,507)	(61,416)
Depreciation expense	(159,398)	(116,923)
Recovery (loss) impairment	11,420	(858)
Transfers/reclassifications	31,658	2,447
Ending Balance	$ (1,252,560)	$ (1,053,895)	$ (908,500)